Property, Plant and Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 83,907	$ 67,072
Less accumulated depreciation	29,711	25,085
Fixed assets, net	54,196	41,987
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,401	1,401
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,444	20,730
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	33,474	27,626
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,129	1,057
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,197	6,542
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	431	429
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,508	2,100
Operating lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,442	7,187
Finance lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,881	$ 0